Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of financial instruments that are measured at fair value on a recurring basis [Abstract]
Fair value as of December 31, 2020	$ 2,798,250
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021		7,980,000
Initial measurement of over-allotment warrants		1,071,000
Transfer of Public Warrants to Level 1 measurement		(5,175,000)
Change in fair value	$ (861,000)	(1,077,750)
Fair value as of December 31, 2021		$ 2,798,250